Goodwill and Intangible Assets - Summary of Intangible Assets (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ 17,330	R$ 19,719
Acquisitions	2,422
Ending balance	21,110	17,330
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	34,203	28,262
Acquisitions	7,667	3,591
Rescissions / disposals	(324)	(1,278)
Exchange variation	(1,331)	3,967
Other	(463)	(339)
Ending balance	39,752	34,203
Depreciation and Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(9,725)	(8,002)
Rescissions / disposals	252	970
Exchange variation	196	(751)
Other	211	293
Ending balance	(11,727)	(9,725)
Amortization expense	(2,661)	(2,235)
Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(7,148)	(541)
Exchange variation	640
Ending balance	(6,915)	(7,148)
Incresase	(440)	(6,607)
Disposals, intangible assets and goodwill	33
Goodwill and intangible assets from acquisition [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,187
Ending balance	7,822	8,187
Goodwill and intangible assets from acquisition [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	13,959	11,158
Acquisitions		287
Rescissions / disposals	(10)
Exchange variation	(918)	2,514
Ending balance	13,031	13,959
Goodwill and intangible assets from acquisition [member] | Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(5,772)
Exchange variation	563
Ending balance	R$ (5,209)	(5,772)
Incresase		R$ (5,772)
Association for the promotion and offer of financial products and services [Member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rates	8.00%	8.00%
Beginning balance	R$ 686
Ending balance	571	R$ 686
Association for the promotion and offer of financial products and services [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,822	2,518
Acquisitions	5
Exchange variation	(155)	320
Other	(15)	(16)
Ending balance	2,657	2,822
Association for the promotion and offer of financial products and services [Member] | Depreciation and Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,347)	(1,057)
Exchange variation	68	(126)
Other	14	10
Ending balance	(1,374)	(1,347)
Amortization expense	(109)	(174)
Association for the promotion and offer of financial products and services [Member] | Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(789)
Exchange variation	77
Ending balance	R$ (712)	(789)
Incresase		R$ (789)
Software acquired [Member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rates	20.00%	20.00%
Beginning balance	R$ 2,600
Ending balance	2,156	R$ 2,600
Software acquired [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,484	5,899
Acquisitions	738	795
Rescissions / disposals	(65)	(1,121)
Exchange variation	(238)	901
Other	(443)	10
Ending balance	6,476	6,484
Software acquired [Member] | Depreciation and Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(3,680)	(3,206)
Rescissions / disposals	28	834
Exchange variation	125	(451)
Other	197	(32)
Ending balance	(4,149)	(3,680)
Amortization expense	(819)	(825)
Software acquired [Member] | Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(204)	(171)
Ending balance	(171)	(204)
Incresase		R$ (33)
Disposals, intangible assets and goodwill	R$ 33
Internally developed software [member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rates	20.00%	20.00%
Beginning balance	R$ 3,993
Ending balance	6,114	R$ 3,993
Internally developed software [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,664	5,716
Acquisitions	3,511	1,968
Rescissions / disposals	(13)	(20)
Other	(5)
Ending balance	11,157	7,664
Internally developed software [member] | Depreciation and Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(3,288)	(2,497)
Rescissions / disposals	10
Other		(12)
Ending balance	(4,220)	(3,288)
Amortization expense	(942)	(779)
Internally developed software [member] | Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(383)	(370)
Ending balance	(823)	(383)
Incresase	(440)	(13)
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,864
Ending balance	R$ 4,447	R$ 1,864
Other intangible assets [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rates	10.00%	10.00%
Other intangible assets [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Annual amortization rates	20.00%	20.00%
Other intangible assets [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	R$ 3,274	R$ 2,971
Acquisitions	3,413	541
Rescissions / disposals	(236)	(137)
Exchange variation	(20)	232
Other		(333)
Ending balance	6,431	3,274
Other intangible assets [member] | Depreciation and Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,410)	(1,242)
Rescissions / disposals	214	136
Exchange variation	3	(174)
Other		327
Ending balance	(1,984)	(1,410)
Amortization expense	R$ (791)	R$ (457)